INCOME TAXES - Expected tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Relationship between expected tax expense and provincial income tax rate
Loss before income taxes	$ (35,102,222)	$ (107,876,382)	$ (21,149,640)
Statutory tax rate	27.00%	27.00%	26.00%
Recovery of income taxes based on the combined Canadian federal and provincial statutory rates	$ (9,477,600)	$ (29,126,623)	$ (5,498,906)
Share-based remuneration	861,248	1,073,142	650,335
Effect of rate change			(2,344,122)
Effect of historical adjustments		(16,036)	(331,410)
Foreign exchange adjustment			(28,668)
Other permanent differences	190,096	20,930,238	(1,798,205)
Unrecognized deferred tax benefits	8,464,437	7,183,316	9,670,642
Difference in tax rates between foreign jurisdictions and Canada	(9,389)	63,056	164,762
Income tax expense	28,793	107,093	484,428
Components of income tax expense
Current tax	$ 28,793	$ 107,093	$ 484,428